Business Combinations (Details) (Parenthetical) - Escola Start Ltda. ("Start") - BRL (R$) R$ in Thousands			12 Months Ended
		Mar. 03, 2023	Dec. 31, 2023
Business Combinations
Non-controlling interest acquired		49.00%	49.00%
Useful life measured as period of time, intangible assets other than goodwill			13 years
Intangible assets - Customer Portfolio	[1]		R$ 1,844
Intangible assets – Trademarks	[2]		1,823
Inventories			349
Accounts receivable from customers, gross contractual amounts			1,038
Accounts receivable from customers which were uncollectible on the acquisition date			52
Trademark Related Intangible Assets Recognised As Of Acquisition Date			1,823
Customer Portfolio [member]
Business Combinations
Intangible assets - Customer Portfolio			R$ 1,844
Percentage of receivables			8.00%

[1]	As a result of purchase price allocation, the Company identified R$ 1,844 in customer portfolio based on receivables expectation around 8% per year.
[2]	As a result of the purchase price allocation, the Company identified R$ 1,823 in trademarks, over their estimated useful lives of 13 years.